Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 34,251,000.00
Total Fee Amount	4,730.06
Total Offset Amount	0.00
Net Fee	$ 4,730.06
Offering Table N/A
Offset Table N/A	N/A